Other Income (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Other Income [Abstract]
Schedule of Other Income
Other income	For the 6 months period ended September 3, 2025	For the 6 months period ended September 30, 2024
Fair value gain on warrant liability	-	-
Miscellaneous Income	21,577	7
Sundry Balances written back	101,029	8,372
Profit on Termination of Lease		30,396
	122,606	38,775

Other income	For the year ended March 31, 2025	For the year ended March 31, 2024	For the year ended March 31, 2023

Miscellaneous income	2,077	3,916	1,501
Reversal of expected credit allowance	12,493	-	-
Profit on termination of lease	30,034	-	-
Liabilities no longer required written back	14,011	1,635,651	360,878
Fair value gain on warrant liability	-	-	22,766
	$58,615	$1,639,567	$385,145